Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues	$ 82,665	$ 69,286	$ 67,907
Costs	53,190	43,718	42,629
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,613	1,171	177
Changes in the net realizable value of agricultural products after harvest	30	(372)	252
Gross profit / (loss)	31,058	27,111	25,203
Net gain from fair value adjustment of investment properties	23,618	(16,849)	2,868
Gain (Loss) from disposal of farmlands	465	16,849	(2,868)
General and administrative expenses	(8,770)	(7,849)	(7,980)
Selling expenses	9,823	9,412	9,918
Other operating results, net	881	2,612	(298)
Profit / (loss) from operations	(9,807)	29,451	4,147
Segment profit / (loss)	(28,497)	19,185	3,622
Investment properties	234,403	254,455
Property, plant and equipment	37,857	36,434	67,352
Investments in associates	31,395	40,715
Total Agricultural Business [Member]
Disclosure of operating segments [line items]
Revenues	13,249	10,681	8,522
Costs	(11,309)	(9,163)	(7,474)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,424	1,070	111
Changes in the net realizable value of agricultural products after harvest	(30)	372	(252)
Gross profit / (loss)	3,334	2,960	907
Net gain from fair value adjustment of investment properties		151	673
Gain (Loss) from disposal of farmlands	465	1,159	441
General and administrative expenses	(1,067)	(967)	(917)
Selling expenses	(1,114)	(1,138)	(1,120)
Other operating results, net	574	1,079	347
Management fees
Profit / (loss) from operations	2,192	3,244	331
Share of profit / (loss) of associates	7	26	8
Segment profit / (loss)	2,199	3,270	339
Investment properties	1,843	1,436	614
Property, plant and equipment	14,788	14,243	12,343
Investments in associates	290	284	250
Other reportable assets	7,286	5,555	4,108
Reportable assets	24,207	21,518	17,315
Agricultural Production [Member]
Disclosure of operating segments [line items]
Revenues	7,687	6,275	4,705
Costs	(6,622)	(5,169)	(3,968)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,420	1,076	109
Changes in the net realizable value of agricultural products after harvest	(30)	372	(252)
Gross profit / (loss)	2,455	2,554	594
Net gain from fair value adjustment of investment properties
Gain (Loss) from disposal of farmlands
General and administrative expenses	(671)	(615)	(558)
Selling expenses	(639)	(836)	(812)
Other operating results, net	470	125	282
Management fees
Profit / (loss) from operations	1,615	1,228	(494)
Share of profit / (loss) of associates	39	28	16
Segment profit / (loss)	1,654	1,256	(478)
Investment properties	1,843	1,436	614
Property, plant and equipment	14,147	13,728	11,885
Investments in associates	274	220	242
Other reportable assets	5,928	4,948	3,597
Reportable assets	22,192	20,332	16,338
Land Transformation And Sales [Member]
Disclosure of operating segments [line items]
Revenues
Costs	(17)	(25)	(34)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)	(17)	(25)	(34)
Net gain from fair value adjustment of investment properties		151	673
Gain (Loss) from disposal of farmlands	465	1,159	441
General and administrative expenses	(2)	(2)	(2)
Selling expenses	(1)
Other operating results, net	1	881
Management fees
Profit / (loss) from operations	446	2,164	1,078
Share of profit / (loss) of associates
Segment profit / (loss)	446	2,164	1,078
Investment properties
Property, plant and equipment	104	92	64
Investments in associates
Other reportable assets
Reportable assets	104	92	64
Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)
Net gain from fair value adjustment of investment properties
Gain (Loss) from disposal of farmlands
General and administrative expenses	(192)	(157)	(185)
Selling expenses
Other operating results, net
Management fees
Profit / (loss) from operations	(192)	(157)	(185)
Share of profit / (loss) of associates
Segment profit / (loss)	(192)	(157)	(185)
Investment properties
Property, plant and equipment
Investments in associates
Other reportable assets
Reportable assets
Others [Member]
Disclosure of operating segments [line items]
Revenues	5,562	4,406	3,817
Costs	(4,670)	(3,969)	(3,472)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	4	(6)	2
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)	896	431	347
Net gain from fair value adjustment of investment properties
Gain (Loss) from disposal of farmlands
General and administrative expenses	(202)	(193)	(172)
Selling expenses	(474)	(302)	(308)
Other operating results, net	103	73	65
Management fees
Profit / (loss) from operations	323	9	(68)
Share of profit / (loss) of associates	(32)	(2)	(8)
Segment profit / (loss)	291	7	(76)
Investment properties
Property, plant and equipment	537	423	394
Investments in associates	16	64	8
Other reportable assets	1,358	607	511
Reportable assets	$ 1,911	$ 1,094	$ 913